Significant accounting policies, and significant accounting estimates and assessments - Consolidated income statement (Details) - DKK (kr) kr / shares in Units, kr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Consolidated income statement
Revenue	kr 41,333	kr 37,977	[1]	kr 136,322	[1]
Royalty expenses	(415)	(3,356)	[1]	(14,163)	[1]
Research and development expenses	(561,423)	(438,219)	[1]	(323,949)	[1]
Administrative expenses	(67,881)	(43,543)	[1]	(47,343)	[1]
Other operating income	444	1,099,526	[1]	607	[1]
Operating result	(587,942)	652,385	[1]	(248,526)	[1]
Financial income	14,655	9,988	[1]	2,122	[1]
Financial expenses	(3,390)	(37,322)	[1]	(33,509)	[1]
Result before tax	(576,677)	625,051	[1]	(279,913)	[1]
Income tax	5,136	(43,773)	[1]	5,500	[1]
Net result for the year	kr (571,541)	kr 581,278	[1]	kr (274,413)	[1]
Earnings/loss per share - DKK
Earnings per share - basic (DKK)	kr (16.91)	kr 18.94	[1]	kr (9.85)	[1]
Earnings per share - diluted (DKK)	kr (16.91)	kr 18.94	[1]	kr (9.85)	[1]
As originally reported
Consolidated income statement
Revenue		kr 37,977		kr 136,322
Royalty expenses		(3,356)		(14,163)
Research and development expenses		(438,215)		(324,667)
Administrative expenses		(43,542)		(47,470)
Other operating income		1,099,526		607
Operating result		652,390		(249,371)
Financial income		9,988		2,122
Financial expenses		(37,322)		(33,509)
Result before tax		625,056		(280,758)
Income tax		(43,774)		5,500
Net result for the year		kr 581,282		kr (275,258)
Earnings/loss per share - DKK
Earnings per share - basic (DKK)		kr 18.94		kr (9.88)
Earnings per share - diluted (DKK)		kr 18.94		kr (9.88)
Restatement
Consolidated income statement
Revenue		kr 0		kr 0
Royalty expenses		0		0
Research and development expenses		(4)		718
Administrative expenses		(1)		127
Other operating income		0		0
Operating result		(5)		845
Financial income		0		0
Financial expenses		0		0
Result before tax		(5)		845
Income tax		1		0
Net result for the year		kr (4)		kr 845
Earnings/loss per share - DKK
Earnings per share - basic (DKK)		kr 0.00		kr (0.03)
Earnings per share - diluted (DKK)		kr 0.00		kr (0.03)

[1]	See note 1 to the consolidated financial statements.